Fees Summary	Sep. 28, 2026 USD ($)
Fees Summary [Line Items]
Narrative Disclosure	The prospectus to which this Exhibit is attached is a final prospectus for the related offering. The maximum aggregate offering price for such offering is $27,313,420.00.
Narrative - Max Aggregate Offering Price	$ 27,313,420.00
Final Prospectus	true